Information by Segment and Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 428,311	$ 374,073	$ 407,113
Operating income	74,934	79,338	110,099
Interest income	121	103	90
Interest and finance cost	(15,934)	(3,997)	(7,954)
Other, net	324	(1,431)	485
Other income and expense, net	(15,489)	(5,325)	(7,379)
Income before income taxes	59,445	74,013	102,720
Operating Segments
Segment Reporting Information [Line Items]
Revenue	428,311	374,073	407,113
Operating income	170,901	160,040	178,611
Operating Segments | Consumer
Segment Reporting Information [Line Items]
Revenue	364,423	315,611	357,855
Operating income	181,256	157,785	165,107
Operating Segments | SMB
Segment Reporting Information [Line Items]
Revenue	63,888	58,462	49,258
Operating income	(10,355)	2,255	13,504
Segment Reconciling Items
Segment Reporting Information [Line Items]
Global operating costs	(46,050)	(39,959)	(38,738)
Share-based compensation	(14,253)	(12,376)	(8,927)
Acquisition amortization	(30,993)	(18,683)	(12,272)
Other adjustments	$ (4,671)	$ (9,684)	$ (8,574)